Subsequent Events (Details Narrative) - Subsequent Event	1 Months Ended
Feb. 21, 2023 USD ($) $ / shares shares
Sale an aggregate shares of common stock | shares	1,000,000
Gross proceeds | $	$ 2,800,000
Share price (per share) | $ / shares	$ 2.80